Schedule of Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31, 2022	$ 25,093,000	$ 25,093,000	$ 25,093,000
Goodwill adjustment
Balance at March 31, 2023	$ 25,093,000		$ 25,093,000	$ 25,093,000